Accumulated other comprehensive income/(loss) (Tables)	6 Months Ended
Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of accumulated other comprehensive income
Accumulated other comprehensive income / (loss) as at June 30, 2019 (Successor) and June 30, 2018 (Predecessor) was as follows:

(In $ millions)	Unrealized gain on marketable securities	Unrealized gain on foreign exchange	Actuarial (loss) / gain relating to pension	Share in unrealized gain from associated companies	Change in unrealized gain on interest rate swaps in VIEs	Change in debt component on Archer facility	Total

Balance at January 1, 2018 (Predecessor)	31	36	(26)	15	2	—	58
Adoption of new accounting standard ASU 2016-01 - Financial Instruments	(31)	—	—	—	—	—	(31)
Other comprehensive income	—	—	—	9	—	—	9
As at March 31, 2018 (Predecessor)	—	36	(26)	24	2	—	36
Other comprehensive income	—	—	1	2	—	2	5
As at June 30, 2018 (Predecessor)	—	36	(25)	26	2	2	41

Balance at January 1, 2019 (Successor)	—	—	1	(5)	—	(3)	(7)
Other comprehensive income	—	—	—	(4)	—	5	1
As at March 31, 2019 (Successor)	—	—	1	(9)	—	2	(6)
Other comprehensive income	—	—	—	(5)	—	1	(4)
As at June 30, 2019 (Successor)	—	—	1	(14)	—	3	(10)